CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Surplus	Retained earnings	Treasury Stock	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2015	$ 5,105,324	$ 1,038	$ 50,160	$ 4,229,156	$ 1,087,957	$ (6,101)	$ (256,886)
Increase Decrease In Stockholders Equity [Roll Forward]
Net Income	216,691				216,691
Issuance of stock	7,437	2		7,435
Tax windfall benefit on vesting of restricted stock	47			47
Dividends declared:
Common stock	(62,234)				(62,234)
Preferred stock	(3,723)				(3,723)
Common stock purchases	(2,202)					(2,202)
Common stock reissuance	17					17
Other comprehensive loss, net of tax	(63,400)						(63,400)
Transfer to statutory reserve	0			18,384	(18,384)
Ending Balance at Dec. 31, 2016	5,197,957	1,040	50,160	4,255,022	1,220,307	(8,286)	(320,286)
Increase Decrease In Stockholders Equity [Roll Forward]
Net Income	107,681				107,681
Issuance of stock	6,947	2		6,945
Dividends declared:
Common stock	(102,136)				(102,136)
Preferred stock	(3,723)				(3,723)
Common stock purchases	(77,420)			4,518		(81,938)
Common stock reissuance	69			(13)		82
Stock based compensation	4,896			4,896
Other comprehensive loss, net of tax	(30,366)						(30,366)
Transfer to statutory reserve	0			27,135	(27,135)
Ending Balance at Dec. 31, 2017	5,103,905	1,042	50,160	4,298,503	1,194,994	(90,142)	(350,652)
Increase Decrease In Stockholders Equity [Roll Forward]
Net Income	618,158				618,158
Issuance of stock	3,341	1		3,340
Dividends declared:
Common stock	(101,293)				(101,293)
Preferred stock	(3,723)				(3,723)
Common stock purchases	(127,465)			(86)		(127,379)
Common stock reissuance	3,927			351		3,576
Stock based compensation	13,594			5,158		8,436
Other comprehensive loss, net of tax	(77,322)						(77,322)
Transfer to statutory reserve	0			58,340	(58,340)
Ending Balance at Dec. 31, 2018	5,435,057	$ 1,043	$ 50,160	$ 4,365,606	1,651,731	$ (205,509)	$ (427,974)
Increase Decrease In Stockholders Equity [Roll Forward]
Cumulative effect of accounting change	$ 1,935				$ 1,935